Label	Element	Value
Honeytree U.S. Equity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Honeytree U.S. Equity ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Honeytree U.S. Equity ETF (the “Fund”) seeks to provide capital appreciation achieved primarily through investing in responsibly growing companies.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period November 6, 2023 (commencement of operations) to September 30, 2024 Fund’s portfolio turnover rate was 3% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then hold or sell all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively managed exchange-traded fund (“ETF”) sub-advised by Honeytree Investment Management Ltd. (the “Sub-Adviser”). The Fund does not seek to replicate the performance of a specified index. Under normal circumstances, at least 80% of the Fund’s net assets, plus any borrowings for investment purposes, will be invested in equity securities of U.S. companies. The Sub-Adviser defines U.S. companies as companies whose securities are traded principally in the United States or that have their principal place of business in the United States.
The Sub-Adviser employs a combined quantitative and fundamental methodology to identify a concentrated portfolio of approximately 25-30 responsibly growing U.S. listed equity securities with the potential for capital appreciation. The Sub-Adviser considers a company to be responsibly growing when it is a purpose-driven, stakeholder-governed company that demonstrates strong governance and leadership, commitment to innovation, sustainably growing fundamentals, and a strategic focus on making a net positive impact on the world.
A purpose-driven company is an organization with a clear purpose or defining statement that guides its strategy and decision making. This purpose describes its values and goals and helps employees understand their role in achieving the organization’s vision. A company reflects its purpose through its culture and policies. A stakeholder-governed company has adopted corporate governance practices that consider the interest of all of the company’s stakeholders including, where applicable, customers, employees, suppliers, communities, investors, and the environment in its decision-making. A net positive impact company is defined as one who’s strategic focus is on improving the well-being for everyone and everything it impacts and at all scales, where applicable, including every product, every operation, every region and country, and every stakeholder, including employees, suppliers, communities, customers, and even future generations and the planet itself.
In selecting securities, the Sub-Adviser seeks to invest in companies that it believes exhibit attributes that will result in capital appreciation including, but not limited to, competitive advantage, predictable fundamentals (i.e., an established pattern of financial and other measurable fundamental outputs) that allow for the potential for earnings growth, skilled management teams, and consistent financials (demonstrated ability of a company to maintain its operations through troubled markets and economic conditions). The Sub-Adviser considers a company to have the potential for earnings growth where it has a consistent record of growth in free cash flow, dividends and earnings that are not generated by acquisitions, additional debt or macroeconomic related impacts.
In addition, the Sub-Adviser integrates environmental, social and governance (“ESG”) considerations equally into its investment process. The Sub-Adviser utilizes its proprietary ESG criteria throughout the process and will exercise judgment to determine ESG best practices. As part of the Sub-Adviser’s ESG process, it will exclude investments in gambling and adult entertainment companies, as well as companies that produce weapons, tobacco, and fossil fuels from the Fund’s portfolio (the “Exclusion Screens”). The Sub-Adviser utilizes publicly available information when evaluating ESG criteria.
The Sub-Adviser’s investment process begins with the initial universe of U.S. listed equity securities. As of September 30, 2024, the initial universe consisted of approximately 2,988 U.S. listed equity securities. The Fund invests primarily in common stocks. Utilizing approximately 25 mostly quantitative qualification criteria, which includes, but is not limited to, dividend growth, revenue growth, application of the Exclusion Screens, board diversity, and investment grade credit ratings. This process results in a consideration set composed of approximately 50 highly liquid, mid- to large-cap profitable stocks with a market capitalization larger than $5 billion at time of purchase (the “Consideration Set”).
The Sub-Adviser then employs proprietary fundamental research, which evaluates companies on approximately 45 equally weighted, quantitative and qualitative fundamental criteria. These fundamental criteria include both traditional financial metrics, such as earnings growth, debt capacity and margin growth as well as non-financial ESG criteria, such as absolute emissions growth, diversity in leadership roles, business ethics and waste and hazardous materials management. There is minimal overlap between the 25 mostly quantitative factors and the 45 quantitative and qualitative factors utilized by the Sub-Adviser in analyzing the initial universe and the Consideration Set.
The fundamental data is organized into 12 pillars (e.g., Innovation, Financial Stability, Leadership) under which all fundamental data, both financial and ESG, is equally weighted. The Sub-Adviser then performs a fundamental deep dive, which focuses on adding human oversight and deeper qualitative research to the initial quantitative portion of the process. The deep dive analysis typically results in a portfolio of 25 – 30 companies, those with the highest ranking across all pillars, from the Consideration Set. Companies in the portfolio are equally weighted and rebalanced quarterly to equal weights.
Historically the strategy has been significantly invested in the Life Sciences, Financials, Information Technology, Materials, and Consumer Discretionary sectors. As of September 30, 2024 the Fund’s three largest sectors weightings were Information Technology (24.0%), Industrials (20.2%) and Health Care (15.4%). These sectors may change over time.
The process to establish the Consideration Set is renewed once annually. Should a company in the portfolio fall below expectations on any of the quantitative or fundamental criteria during the year it is replaced with a top ranked option from the Consideration Set. Cash is generally minimized in the portfolio except in periods where an immediate replacement is not available for a company that is sold or when cash is pending an investment in an available investment option.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, at least 80% of the Fund’s net assets, plus any borrowings for investment purposes, will be invested in equity securities of U.S. companies.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31. The table shows how the Fund’s average annual returns for one-year and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.Performance information is also available on the Fund’s website at www.honeytreeinvestetfs.com or by calling the Fund at (215) 330-4476.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund. The bar chart shows the Fund’s performance for calendar years ended December 31. The table shows how the Fund’s average annual returns for one-year and since inception periods compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(215) 330-4476
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.honeytreeinvestetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period of time shown in the bar chart, the highest quarterly return was 9.19% for the quarter ended September 30, 2024, and the lowest quarterly return was -3.56% for the quarter ended December 31, 2024.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(for periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual U.S. federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the highest historical individual U.S. federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Honeytree U.S. Equity ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	An investor may lose money by investing in the Fund.
Honeytree U.S. Equity ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Honeytree U.S. Equity ETF | Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Investment Risk. When you sell your Shares, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security, such as geopolitical events and environmental disasters. The value of a security may also decline due to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.
Honeytree U.S. Equity ETF | Equity Investing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.
Honeytree U.S. Equity ETF | ESG Investment Strategy Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
ESG Investment Strategy Risk. The Fund’s ESG investment strategy limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. The Fund’s ESG strategy may result in the Fund investing in securities or industry sectors that underperform the market as a whole or may forgo opportunities to invest in securities that might otherwise be advantageous to buy. The Fund may also underperform other funds screened for different ESG standards. In addition, the Sub-Adviser may be unsuccessful in creating a portfolio composed of companies that exhibit positive ESG characteristics.

Honeytree U.S. Equity ETF | Large-Capitalization Companies Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock
Large-Capitalization Companies Risk. Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better - or worse - than the stock market in general. These periods have, in the past, lasted for as long as several years. In addition, large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology or consumer tastes, and also may not be able to attain the high growth rate of successful small companies, especially during extended periods of economic expansion.

Honeytree U.S. Equity ETF | Mid-Capitalization Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Mid-Capitalization Companies Risk. Investing in securities of mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Honeytree U.S. Equity ETF | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques and risk analyses applied by the Sub-Adviser, including the use of quantitative models or methods. It is possible the investment techniques and risk analyses employed on behalf of the Fund will not produce the desired results.

Honeytree U.S. Equity ETF | Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Sector Risk. Companies with similar characteristics may be grouped together into broad categories called sectors. A certain sector may underperform other sectors or the market as a whole. If the Sub-Adviser allocates more of the Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector. Some of the sectors in which the Fund is likely to have significant exposure are the following:
•Life Sciences Sector Risk. The life sciences sector is comprised primarily of companies focused on developing and selling biopharmaceutical products. The life sciences sector is heavily influenced by technology, government funding, government regulation, efforts by governments, healthcare providers and health plans to reduce costs, changing consumer demographics and intellectual property rights, among other factors. Life sciences companies may be highly volatile, and their products and services may experience rapid obsolescence due to a number of factors. The success of such companies may depend upon a relatively small number of products or services with long development cycles and large capital requirements that have a high chance of failure. In addition, changes in patent protection, shifting government regulations or regulatory attitudes, patent infringement or medical litigation may adversely affect the value of such companies.
•Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, interest rates, credit rating downgrades, and decreased liquidity in credit markets. The extent to which the Fund may invest in a company that engages in securities-related activities or banking is limited by applicable law. The impact of changes in capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted. In recent years, cyberattacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. These events also adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets.
•Information Technology Sector Risk. Technology companies, including information technology companies, may have limited product lines, financial resources and/or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
•Materials Sector Risk. Issuers in the materials sector may be adversely affected by commodity price volatility, exchange rates, import controls, increased competition, depletion of resources, technical progress, labor relations and government regulations, among other factors. Issuers in the materials sector may be liable for environmental damage and product liability claims. Production of materials may exceed demand as a result of market imbalances or economic downturns, leading to poor investment returns.
•Consumer Discretionary Sector Risk. The Fund is expected to have exposure to companies in the consumer discretionary sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The consumer discretionary sector includes, for example, automobile, textile and retail companies. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints and social trends. Success of companies in the consumer discretionary sector also depends heavily on disposable household income and consumer spending, which can be negatively impacted by inflationary pressures on consumers.
•Industrial Sector Risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Transportation securities, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.
•Healthcare Sector Risk. The healthcare sector includes companies relating to medical and healthcare goods and services, such as companies engaged in manufacturing medical equipment, supplies and pharmaceuticals, as well as operating healthcare facilities and the provision of managed healthcare. Companies in this sector may be affected by government regulations, including new regulations and scrutiny related to data privacy, and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.
Companies in the healthcare sector may be subject to adverse government or regulatory actions, which may be costly.
The Fund’s sector exposures can change over time.

Honeytree U.S. Equity ETF | Sector Risk, Life Sciences Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Life Sciences Sector Risk. The life sciences sector is comprised primarily of companies focused on developing and selling biopharmaceutical products. The life sciences sector is heavily influenced by technology, government funding, government regulation, efforts by governments, healthcare providers and health plans to reduce costs, changing consumer demographics and intellectual property rights, among other factors. Life sciences companies may be highly volatile, and their products and services may experience rapid obsolescence due to a number of factors. The success of such companies may depend upon a relatively small number of products or services with long development cycles and large capital requirements that have a high chance of failure. In addition, changes in patent protection, shifting government regulations or regulatory attitudes, patent infringement or medical litigation may adversely affect the value of such companies.

Honeytree U.S. Equity ETF | Sector Risk, Financials Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Financials Sector Risk. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, interest rates, credit rating downgrades, and decreased liquidity in credit markets. The extent to which the Fund may invest in a company that engages in securities-related activities or banking is limited by applicable law. The impact of changes in capital requirements and recent or future regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted. In recent years, cyberattacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. These events also adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets.
Honeytree U.S. Equity ETF | Sector Risk, Information Technology Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Information Technology Sector Risk. Technology companies, including information technology companies, may have limited product lines, financial resources and/or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
Honeytree U.S. Equity ETF | Sector Risk, Materials Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Materials Sector Risk. Issuers in the materials sector may be adversely affected by commodity price volatility, exchange rates, import controls, increased competition, depletion of resources, technical progress, labor relations and government regulations, among other factors. Issuers in the materials sector may be liable for environmental damage and product liability claims. Production of materials may exceed demand as a result of market imbalances or economic downturns, leading to poor investment returns.
Honeytree U.S. Equity ETF | Sector Risk, Consumer Discretionary Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Consumer Discretionary Sector Risk. The Fund is expected to have exposure to companies in the consumer discretionary sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The consumer discretionary sector includes, for example, automobile, textile and retail companies. This sector can be significantly affected by, among other things, changes in domestic and international economies, exchange and interest rates, economic growth, worldwide demand, supply chain constraints and social trends. Success of companies in the consumer discretionary sector also depends heavily on disposable household income and consumer spending, which can be negatively impacted by inflationary pressures on consumers.
Honeytree U.S. Equity ETF | Sector Risk, Industrial Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Industrial Sector Risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Transportation securities, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.
Honeytree U.S. Equity ETF | Sector Risk, Healthcare Sector Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Healthcare Sector Risk. The healthcare sector includes companies relating to medical and healthcare goods and services, such as companies engaged in manufacturing medical equipment, supplies and pharmaceuticals, as well as operating healthcare facilities and the provision of managed healthcare. Companies in this sector may be affected by government regulations, including new regulations and scrutiny related to data privacy, and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.
Companies in the healthcare sector may be subject to adverse government or regulatory actions, which may be costly.
The Fund’s sector exposures can change over time.

Honeytree U.S. Equity ETF | ETF Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on The Nasdaq Stock Market LLC (the “Exchange”) or other securities exchanges. The existence of significant market volatility, disruptions to creations and redemptions, or potential lack of an active trading market for Fund Shares (including through a trading halt), among other factors, may result in the Shares trading significantly above (at a premium) or below (at a discount) to NAV. If you buy Fund Shares when their market price is at a premium or sell the Fund Shares when their market price is at a discount, you may pay more than, or receive less than, NAV, respectively.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity.

Honeytree U.S. Equity ETF | ETF Risks, Authorized Participants, Market Makers And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Honeytree U.S. Equity ETF | ETF Risks, Premium-Discount Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on The Nasdaq Stock Market LLC (the “Exchange”) or other securities exchanges. The existence of significant market volatility, disruptions to creations and redemptions, or potential lack of an active trading market for Fund Shares (including through a trading halt), among other factors, may result in the Shares trading significantly above (at a premium) or below (at a discount) to NAV. If you buy Fund Shares when their market price is at a premium or sell the Fund Shares when their market price is at a discount, you may pay more than, or receive less than, NAV, respectively.
Honeytree U.S. Equity ETF | ETF Risks, Cost Of Trading Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
Honeytree U.S. Equity ETF | ETF Risks, Trading Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity.
Honeytree U.S. Equity ETF | New Fund Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	New Fund Risk. The Fund is a recently organized investment company with limited operating history. As a result, prospective investors have limited track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.
Honeytree U.S. Equity ETF | Quarterly Reallocation Risk Member
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Quarterly Reallocation Risk. Because the Sub-Adviser will generally reallocate the Fund’s portfolio on a quarterly basis, (i) the Fund’s market exposure may be affected by significant market movements promptly following the quarterly rebalancing that are not predictive of the market’s performance for the subsequent period and (ii) changes to the Fund’s market exposure may lag a significant change in the market’s direction (up or down) by as long as a quarter if such changes first take effect promptly following the rebalance. Such lags between market performance and changes to the Fund’s exposure may result in significant underperformance relative to the broader equity market.

Honeytree U.S. Equity ETF | Small Number Of Holdings Risk Member
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Small Number of Holdings Risk. The Fund invests in a portfolio of 25 to 30 stocks. Therefore, the Fund’s performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a higher number of holdings.

Honeytree U.S. Equity ETF | Small Fund Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Small Fund Risk. When the Fund’s size is small, the Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange.

Honeytree U.S. Equity ETF | Solactive GBS United States 500 Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)	[1]
Label	rr_AverageAnnualReturnLabel	Solactive GBS United States 500 Index (reflects no deduction for fees or expenses)1	[1]
1 Year	rr_AverageAnnualReturnYear01	25.58%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	32.21%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 06, 2023
Honeytree U.S. Equity ETF | Honeytree U.S. Equity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BEEZ
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.64%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 65
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	205
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	357
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 798
Annual Return 2024	rr_AnnualReturn2024	10.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2024
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2024
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.56%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	10.46%
Since Inception	rr_AverageAnnualReturnSinceInception	23.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 06, 2023
Honeytree U.S. Equity ETF | Honeytree U.S. Equity ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	10.30%
Since Inception	rr_AverageAnnualReturnSinceInception	22.85%
Honeytree U.S. Equity ETF | Honeytree U.S. Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	6.31%
Since Inception	rr_AverageAnnualReturnSinceInception	17.63%

[1]	Index assumes withholding of taxes on dividends.